Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2024
Subsequent Events [Line Items]
Subsequent Events

19. Subsequent events

In addition to subsequent events disclosed elsewhere within these condensed consolidated financial statements, the following events occurred after December 31, 2024, up to the date these financial statements were issued:

Effective January 7, 2025, we entered into a Financial Advisory Agreement with Maxim Group LLC (together with its affiliates and subsidiaries, “Maxim”). Pursuant to this agreement, Maxim has been appointed to provide advisory services to the Company, including consultation on capital raising matters such as a private placement of equity or equity-linked securities. As compensation for past advisory services following the listing of the Company on Nasdaq, the Company has issued 514,579 common shares to Maxim, with piggyback registration rights. Maxim’s engagement will terminate 90 days from the execution date.

On January 28, 2025, Streeterville made the second pre-paid security purchase in the amount of $600,000, creating an additional balance of $642,000. On February 7, 2025, Streeterville made the third pre-paid security purchase in the amount of $1,200,000, creating an additional balance of $1,285,000. $90,000 from the second pre-paid security purchase funding and $180,000 from the third pre-paid security purchase funding were used to repay the indebtedness under the secured promissory note issued to Streeterville in June 2024 with an original principal amount of $6,470,000. Also see Note 8.

Grafiti Holding Inc [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 14 - Subsequent Events

Trust Shares Distribution

As described in Note 1, on October 23, 2023, Parent and the Company entered into a Separation and Distribution Agreement, pursuant to which all of the outstanding shares of Grafiti Limited were transferred to the Company, such that on December 26, 2023, Grafiti Limited became a wholly-owned subsidiary of the Company. Following the reorganization, and in connection with the spin-off of the Company from Parent, on December 27, 2023 (the “record date”), all of the outstanding common shares of the Company (the “Trust Shares”) were transferred to the Grafiti Holding Inc. Liquidating Trust (the “Trust”), to be held for the benefit of holders of the Parent’s common stock, preferred stock and those outstanding warrants that are contractually entitled to participate in the distribution, on a pro rata basis as of the record date (collectively, the “participating Parent securityholders”). On November 12, 2024, the Trust Shares were delivered to participating Parent securityholders, on a pro rata at a ratio of 1 for 50 resulting in the distribution of 3,536,746 Trust Shares to participating Parent securityholders.

Amalgamation

Also as described in Note 1, on October 23, 2023, the Company, Parent, Damon Motors, and Amalco Sub entered into the Damon Business Combination Agreement. On November 13, 2024, Damon Motors and Amalco Sub amalgamated, with Damon Motors continuing as a wholly owned subsidiary of the Company (the “Amalgamation”). Following the Amalgamation, the Company was renamed “Damon Inc.” (also referred to herein as the “combined company”). Pursuant to the Plan of Arrangement under the laws of British Columbia, as contemplated in the Damon Business Combination Agreement, securityholders of Damon Motors exchanged their securities of Damon Motors for amalgamation consideration consisting of:

(i) 14,761,045 common shares of the Company, also known as “Subordinate Voting Shares”

(ii) 1,391,181 multiple voting shares of the Company, which were convertible into common shares of the Company on a 1 for 1 basis, issued to Jay Giraud, the combined company’s CEO and director as of the closing, and its controlled entity,

(iii) warrants to purchase 2,186,498 common shares of the Company at an exercise price of $7.81 per share, with terms substantially similar to those of Damon Motors’s warrants, issued to former Damon Motors warrant holders, and

(iv) options to purchase 1,942,127 common shares at exercise prices between $0.57 and $12.73, issued to former Damon Motors option holders under the Company’s equity incentive plans.

The exchanges are based on an exchange ratio determined according to the formula in the Damon Business Combination Agreement.

The combined company commenced trading on the Nasdaq Global Market on November 18, 2024 under the symbol “DMN”.

As a result of the closing of the Business Combination, a change in control of the Company has occurred, and Damon Motors became a wholly owned subsidiary of the Company. Following the issuance of the amalgamation consideration pursuant to the Plan of Arrangement, the Company’s security holders immediately prior to the effective time of the Amalgamation (the “Effective Time”) retained beneficial ownership of approximately 18% of the outstanding common shares of the Company on a fully-diluted basis and Damon Motors security holders immediately prior to the Effective Time acquired beneficial ownership of common shares amounting to approximately 82% of the outstanding common shares of the Company on a fully-diluted basis.

Creation and Conversion of Multiple Voting Shares

Prior to the Effective Time, on November 12, 2024, the Company filed a Notice of Alteration with the Province of British Columbia Registrar of Companies to amend its Notice of Articles to, among other things, reflect the amended articles of the Company authorizing, among other things, the creation of a class of Multiple Voting Shares and setting out the rights and restrictions attaching to the Multiple Voting Shares and the common shares.

On December 4, 2024, following the resignation of Damon Jay Giraud, the former President, Chief Executive Officer, and Executive Chairman of the Company, all 1,391,181 Multiple Voting Shares of the Company held by Mr. Giraud were converted into common shares on a one-for-one basis.

Financing Agreements

Streeterville June 2024 Note – Amended Security Agreements

On November 13, 2024, prior to the closing of the Business Combination, (a) the Company entered into an amendment to the Security Agreement, dated June 26, 2024 by and between the Company and Streeterville Capital LLC delivered in connection with the Streeterville Note in an aggregate principal amount of $6,470,000, whereby the Company granted to Streeterville a security interest in all right, title, interest, claims and demands to its assets, and (b) Damon Motors entered into a security agreement with Streeterville, whereby Damon Motors granted to Streeterville a security interest in all right, title, interest, claims and demands to its assets, and (c) Damon Motors entered into an IP security agreement with Streeterville, whereby Damon Motors granted to Streeterville a security interest in certain of its intellectual property. Streeterville’s security over the Company’s assets ranks pari passu with the security granted under the November 2024 Debt Financing (as described in greater detail below) pursuant to an intercreditor agreement dated as of November 13, 2024 (the “Intercreditor Agreement”).

November 2024 Debt Financing

East-West

On November 13, 2024, the Company and East West Capital, LLC, a Utah limited liability company and an affiliate of Streeterville, entered into a note purchase agreement, pursuant to which the Company agreed to sell, and East West agreed to purchase, a secured promissory note in an aggregate original principal amount of $8,385,000 (the “East West Note”) (the “East West Financing”). The East West Note carries an original issue discount of $1,885,000. For as long as the East West funding conditions (as defined in the East West Note) are satisfied on each applicable funding date (unless waived by East West), the proceeds from the East West Note will be funded in tranches in accordance with the following schedule: (a) $2,000,000 on January 31, 2025 (which the parties have agreed in principle to defer until March 15, 2025), (b) $1,500,000 on April 30, 2025, (c) $1,500,000 on July 31, 2025, and (d) $1,500,000 on September 30, 2025.

For each $1.00 in funds the Company raises in the sale of any of its equity shares in a financing for the purpose of raising capital as part of any public offering of its equity securities pursuant to a registration statement, at East West’s sole election, East West may reduce its next funding obligation by $0.50. The East West Note will mature on the date that is 18 months from issuance of the initial tranche of funding thereunder. For each $1.00 funded by lender under the East West Note, an additional $0.29 in original issue discount will be added to the outstanding balance. It bears interest at 10% per annum, which will increase to 22% or the maximum permitted by applicable law upon the occurrence of an event of default (as defined in the East West Note). In such an event, East West may declare the outstanding balance, multiplied by 110%, immediately due. Upon a change of control, the balance, multiplied by 110%, will also become due.

Beginning on the date that is the earlier of (i) thirteen months from the closing date of the Business Combination and (ii) January 1, 2026, East West shall have the right to require the Company to redeem up to an aggregate of one sixth of the initial principal balance of the East West Note plus any interest accrued thereunder each month (each monthly exercise, a “East West Monthly Redemption Amount”) by providing written notice to the Company, provided however that if East West does not exercise the East West Monthly Redemption Amount in a corresponding month, then such East West Monthly Redemption Amount shall be available for East West to redeem in any future month in addition to such future month’s East West Monthly Redemption Amount.

In connection with the East West Financing, Damon Motors Corporation, a Delaware corporation and a wholly-owned subsidiary of Damon Motors (the “Damon Motors Subsidiary”), and Damon Motors each entered into a guaranty, dated as of November 13, 2024, whereby Damon Motors and the Damon Motors Subsidiary guaranteed the performance of the Company’s obligations under the East West Note.

Additionally, the Company’s obligations under the East West Note are secured. On November 13, 2024, prior to the closing of the Business Combination, (a) Damon entered a security agreement with East West whereby Damon granted to East West a security interest in all right, title, interest, claims and demands to its assets, and (b) Damon Motors entered into a security agreement with East West whereby Damon Motors granted to East West a security interest in all right, title, interest, claims and demands to its assets, and (c) Damon Motors entered into an IP security agreement with East West whereby Damon Motors granted to East West a security interest in certain of its intellectual property.

Braebeacon

On November 13, 2024, the Company and Braebeacon Holdings Inc. (“BHI”) entered into a note purchase agreement (the “BHI Note Purchase Agreement”) pursuant to which the Company agreed to sell, and BHI agreed to purchase, a secured promissory note in an aggregate original principal amount of $8,385,000 (the “BHI Note”) (the “BHI Financing”; together with the East West Financing, the “November 2024 Debt Financing”). The BHI Note carries an original issue discount of $1,885,000. For as long as the BHI funding conditions (as defined in the BHI Note) are satisfied on each applicable funding date (unless waived by BHI, the proceeds from the BHI Note will be funded in tranches in accordance with the following schedule: (a) $2,000,000 on January 31, 2025 (which the Company has agreed in principle to defer until February 21, 2025), (b) $1,500,000 on April 30, 2025, (c) $1,500,000 on July 31, 2025, and (d) $1,500,000 on September 30, 2025.

Each $1.00 in funds the Company raises in the sale of any of its equity shares in a financing for the purpose of raising capital as part of any public offering of its securities pursuant to a registration statement, at BHI’s sole election, BHI may reduce its next funding obligation by $0.50. For each $1.00 funded by Lender under the BHI Note, an additional $0.29 in original issue discount will be added to the outstanding balance. The BHI Note will mature on 18 months from issuance of the initial tranche of funding thereunder. It bears interest at 10% per annum, which will increase to 22% or the maximum permitted by applicable law upon the occurrence of an event of default (as defined in the BHI Note). In such an event, BHI may declare the outstanding balance, multiplied by 110%, immediately due. Upon a change of control, the balance, multiplied by 110%, will also become due.

Beginning on the date that is the earlier of (i) thirteen months from the closing date of the Business Combination and (ii) January 1, 2026, BHI shall have the right to require the Company to redeem up to an aggregate of one sixth of the initial principal balance of the BHI Note plus any interest accrued thereunder each month (each monthly exercise, a “BHI Monthly Redemption Amount”) by providing written notice to the Company, provided however that if BHI does not exercise the BHI Monthly Redemption Amount in a corresponding month, then such BHI Monthly Redemption Amount shall be available for BHI to redeem in any future month in addition to such future month’s BHI Monthly Redemption Amount.

In connection with the BHI Financing, the Damon Motors Subsidiary and Damon Motors, each entered into a guaranty, dated as of November 13, 2024, whereby Damon Motors and the Damon Motors Subsidiary guaranteed the performance of the Company’s obligations under the BHI Note.

Additionally, the Company’s obligations under the BHI Note are secured. On November 13, 2024, prior to the closing of the Business Combination, (a) Damon entered a security agreement with BHI whereby Damon granted to BHI a security interest in all right, title, interest, claims and demands to its assets, and (b) Damon Motors entered into a security agreement with BHI whereby Damon Motors granted to BHI a security interest in all right, title, interest, claims and demands to its assets, and (c) Damon Motors entered into an IP security agreement with BHI whereby Damon Motors granted to BHI a security interest in certain of its intellectual property.

Pursuant to the Intercreditor Agreement, each of Streeterville, East West and BHI have agreed to rank pari passu in connection with the above noted financing transactions.

Streeterville Securities Purchase Agreement

On December 20, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company agreed to issue and sell to Streeterville pre-paid purchases at an aggregate purchase price of up to $10,000,000 for the purchase of the Company’s common shares. Each pre-paid purchase includes an original issue discount of 7% and accrues interest at an annual rate of 8%. As consideration for Streeterville’s commitment, the Company also agreed to issue 343,053 common shares to Streeterville. For the initial pre-paid purchase, which closed on December 20, 2024, Streeterville paid $2,000,000, creating in an initial principal balance of $2,140,000. Also, $100,000 from the initial pre-paid purchase funding, and 15% of the funding from subsequent pre-paid purchases, was used to repay the indebtedness under the secured promissory note issued to Streeterville in June 2024 with an original principal amount of $6,470,000. On January 28, 2025, Streeterville paid an additional $600,000, creating an additional principal balance of $642,000.

NASDAQ Notice of Deficiency

On January 7, 2025, the Company received a written notice The Nasdaq Stock Market LLC notifying the Company that, for the 30 consecutive business days from November 18, 2024 to January 6, 2025, the Company’s Market Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on The Nasdaq Global Market. The Company has until July 7, 2025, to regain compliance. The Company intends to monitor its MVLS and evaluate available options to resolve the deficiency. Additionally, the Company may consider applying to transfer the listing of its securities to The Nasdaq Capital Market.

On January 22, 2025, the Company received a written notice from The Nasdaq Stock Market LLC notifying the Company that, for the 30 consecutive business days from December 5, 2024 to January 21, 2025, the Company’s common shares had not maintained a minimum closing bid price of $1.00 per share required for continued listing on The Nasdaq Global Market. The Company has until July 21, 2025, to regain compliance. The Company intends to monitor the closing price of its common shares and evaluate available options to resolve the deficiency, including effecting a reverse stock split. Additionally, the Company may consider applying to transfer the listing of its securities to The Nasdaq Capital Market.

Maxim Financial Advisory Agreement

Effective January 7, 2025, we entered into a Financial Advisory Agreement with Maxim Group LLC (together with its affiliates and subsidiaries, “Maxim”). Pursuant to this agreement, Maxim has been appointed to provide advisory services to the Company, including consultation on capital raising matters such as a private placement of equity or equity-linked securities. As compensation for past advisory services following the listing of the Company on Nasdaq, the Company has issued 514,579 common shares to Maxim Partners LLC, with piggyback registration rights. Maxim’s engagement will terminate 90 days from the execution date.

Note 15 - Subsequent Events

Distributor Agreement

On July 19, 2024, Grafiti Limited entered into a Distributor Agreement with Grafiti LLC. Under the Distributor Agreement, Grafiti LLC granted Grafiti Limited a non-exclusive, non-transferable right and license to market and distribute SAVES (statistical analytics and visualization) products in the United Kingdom and other agreed-upon territories. Grafiti Limited will pay Grafiti LLC the then-current prices for the products, subject to a discount of up to 50% if certain revenue targets are met or other arrangements agreed upon by the parties. The deemed effective date of the Distributor Agreement is retroactive to January 1, 2024, and will remain in effect for one year from the effective date, automatically renewing for successive one-year periods unless either party provides advance notice prior to the end of the current term to not extend. Either party may terminate the Agreement without cause by providing at least 90 days’ prior written notice, or immediately for specified reasons, including an uncured breach or bankruptcy. As of June 30, 2024 Grafiti Limited owed Grafiti LLC $42,896 under the agreement which is included in the Accounts Payable line on the Consolidated Balance Sheets.

Administrative Support Service Agreement

Additionally, on July 19, 2024, Grafiti Limited entered into an Administrative Support Service Agreement with Grafiti LLC. Under the Administrative Support Service Agreement, Grafiti LLC agreed to provide accounting, tax, and other administrative sales support services to Grafiti Limited for $5,080 per month, with the amount subject to a 5% annual increase by Grafiti LLC. The Administrative Support Service Agreement is deemed to have commenced on January 1, 2024, and remains in effect for one year from the effective date, automatically renewing for successive one-year periods unless either party provides advance notice prior to the end of the current term to not extend. As of June 30, 2024, Grafiti Limited owed Grafiti LLC $15,240 under the agreement which is included in the Accounts Payable line on the Consolidated Balance Sheets.

Advisory Services and Consulting Agreements

Nadir Ali

Grafiti Holding has entered into a consulting agreement with Mr. Ali on September 25, 2024 pursuant to which it has agreed to pay a fee of $15,000 per month for services rendered to the Company since April 1, 2024 until the closing of the Business Combination pursuant to which Mr. Ali will advise on public company reporting and compliance matters, business development, growth strategies and other operational matters as requested.

As compensation under the Consulting Agreement, Grafiti Holding will pay Mr. Ali a fee of $325,000 upon closing the Business Combination and his monthly fee will increase to $54,167 per month beginning on the first of each month following the closing of the Business Combination through the remainder of the term of the agreement.

Unless otherwise terminated earlier pursuant to the Consulting Agreement, the agreement will continue for a period of six months following the closing of the Business Combination which may be extended for additional terms, upon mutual consent. Grafiti Holding will have the right to terminate the Consulting Agreement with 30 days’ notice; however, if it is terminated by Grafiti Holding prior to the six month anniversary of the closing of the Business Combination (the “Guaranteed Period”) for any reason other than the gross negligence, recklessness or willful misconduct of Mr. Ali, the monthly fee will continue to be paid for the remainder of the Guaranteed Period. Mr. Ali will have the right to terminate the Consulting Agreement with 30 days’ notice for specified reasons, including Grafiti Holding’s failure to make timely payments, gross negligence, recklessness, willful misconduct, or the filing of bankruptcy by Grafiti Holding. In such cases, the monthly fee for the remainder of the Guaranteed Period will continue to be paid.

Melanie Figueroa

Grafiti Holding has entered into a consulting agreement on September 25, 2024 with Ms. Figueroa pursuant to which it has agreed to pay a fee of $15,000 per month for services rendered to the Company since April 1, 2024 until the closing of the Business Combination pursuant to which Ms. Figueroa will provide advisory services with respect to her knowledge and expertise related to Company’s public company reporting and compliance matters and corporate business development and growth strategies.

As compensation under the Consulting Agreement, Grafiti Holding will pay Ms. Figueroa a fee of $175,000 upon closing the Business Combination and her monthly fee will increase to $29,167 per month beginning on the first of each month following the closing of the Business Combination through the remainder of the term of the agreement.

Unless otherwise terminated earlier pursuant to the Consulting Agreement, the agreement will continue for a period of six months following the closing of the Business Combination which may be extended for additional terms, upon mutual consent. Grafiti Holding will have the right to terminate the Consulting Agreement with 30 days’ notice; however, if it is terminated by Grafiti Holding prior to the six month anniversary of the closing of the Business Combination (the “Guaranteed Period”) for any reason other than the gross negligence, recklessness or willful misconduct of Ms. Figueroa, the monthly fee will continue to be paid for the remainder of the Guaranteed Period. Ms. Figueroa will have the right to terminate the Consulting Agreement with 30 days’ notice for specified reasons, including Grafiti Holding’s failure to make timely payments, gross negligence, recklessness, willful misconduct, or the filing of bankruptcy by Grafiti Holding. In such cases, the monthly fee for the remainder of the Guaranteed Period will continue to be paid.

Wendy Loundermon

Grafiti Holding has entered into a consulting agreement with Mrs. Loundermon on September 25, 2024 pursuant to which it has agreed to pay a fee of $10,000 per month for services rendered to the Company since April 1, 2024 until the closing of the Business Combination pursuant to which Mrs. Loundermon will provide advisory services with respect to her knowledge and expertise regarding the transition of the Company’s financial reporting function to ensure continuity of business operations.

As compensation under the Consulting Agreement, Grafiti Holding will pay Mrs. Loundermon a fee of $150,000 upon closing the Business Combination and her monthly fee will increase to $25,000 per month beginning on the first of each month following the closing of the Business Combination through the remainder of the term of the agreement.

Unless otherwise terminated earlier pursuant to the Consulting Agreement, the agreement will continue for a period of six months following the closing of the Business Combination which may be extended for additional terms, upon mutual consent. Grafiti Holding will have the right to terminate the Consulting Agreement with 30 days’ notice; however, if it is terminated by Grafiti Holding prior to the six month anniversary of the closing of the Business Combination (the “Guaranteed Period”) for any reason other than the gross negligence, recklessness or willful misconduct of Mrs. Loundermon, the monthly fee will continue to be paid for the remainder of the Guaranteed Period. Mrs. Loundermon will have the right to terminate the Consulting Agreement with 30 days’ notice for specified reasons, including Grafiti Holding’s failure to make timely payments, gross negligence, recklessness, willful misconduct, or the filing of bankruptcy by Grafiti Holding. In such cases, the monthly fee for the remainder of the Guaranteed Period will continue to be paid.